Property and Equipment - Components of Property and Equipment (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 746,647	$ 704,488
Less: accumulated depreciation and amortization		(394,453)	(324,285)
Property and equipment, net	$ 386,000	352,194	380,203
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		530,495	537,058
Computers and Hardware
Property, Plant and Equipment [Line Items]
Property and equipment, gross		72,691	56,156
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		137,235	105,048
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 6,226	$ 6,226